UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2018

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.00%

Lord Abbett Developing Growth Fund, Inc. - Class I*(b)	6,869,453	$225,043
Lord Abbett Securities Trust - International Opportunities Fund - Class I(c)	10,318,012	204,297
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I*(c)	5,446,487	114,267
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I*(c)	3,452,633	116,181
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I(c)	8,927,389	232,112
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(c)	10,733,866	231,530
Total Investments in Underlying Funds (cost $986,596,383)		1,123,430

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $830,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $809,916; proceeds: $792,019 (cost $791,996)	$792	792
Total Investments in Securities 100.07% (cost $987,388,379)		1,124,222
Liabilities in Excess of Other Assets (0.07)%		(733)
Net Assets 100.00%		$1,123,489

*	Non-income producing security.
(a)	Affiliated issuer (see Note 5).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - ALPHA STRATEGY FUND July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,123,430	$—	$—	$1,123,430
Short-Term Investment
Repurchase Agreement	—	792	—	792
Total	$1,123,430	$792	$—	$1,124,222

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of Underlying Funds.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.59%

Aerospace & Defense 1.77%

Boeing Co. (The)	50,531	$18,004
General Dynamics Corp.	119,855	23,942
Total		41,946

Airlines 0.79%

Delta Air Lines, Inc.	342,548	18,642

Banks 15.60%

Bank of America Corp.	2,856,560	88,211
Citizens Financial Group, Inc.	1,306,274	51,964
Comerica, Inc.	421,334	40,844
East West Bancorp, Inc.	464,933	30,100
JPMorgan Chase & Co.	839,043	96,448
Signature Bank	154,840	16,987
SVB Financial Group*	68,467	21,080
Wells Fargo & Co.	415,438	23,800
Total		369,434

Beverages 2.37%

Coca-Cola Co. (The)	748,030	34,881
PepsiCo, Inc.	185,000	21,275
Total		56,156

Biotechnology 0.94%

Gilead Sciences, Inc.	287,453	22,373

Capital Markets 1.05%

Goldman Sachs Group, Inc. (The)	104,716	24,863

Chemicals 2.62%

DowDuPont, Inc.	903,532	62,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2018

Investments	Shares	Fair Value (000)
Communications Equipment 3.21%

Cisco Systems, Inc.	1,794,848	$75,904

Consumer Finance 1.00%

Discover Financial Services	331,192	23,650

Diversified Telecommunication Services 3.49%

AT&T, Inc.	930,782	29,757
Verizon Communications, Inc.	1,023,910	52,875
Total		82,632

Electric: Utilities 5.31%

Duke Energy Corp.	733,322	59,854
NextEra Energy, Inc.	392,751	65,801
Total		125,655

Electrical Equipment 1.33%

AMETEK, Inc.	403,726	31,410

Electronic Equipment, Instruments & Components 0.68%

Corning, Inc.	487,771	16,184

Equity Real Estate Investment Trusts 2.38%

Boston Properties, Inc.	102,366	12,850
Prologis, Inc.	664,773	43,622
Total		56,472

Food & Staples Retailing 2.35%

Walmart, Inc.	624,682	55,740

Food Products 0.76%

Mondelez International, Inc. Class A	412,753	17,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 3.69%

Abbott Laboratories	965,000	$63,246
Boston Scientific Corp.*	718,130	24,137
Total		87,383

Health Care Providers & Services 1.83%

UnitedHealth Group, Inc.	170,907	43,277

Hotels, Restaurants & Leisure 1.25%

McDonald’s Corp.	111,988	17,643
Yum! Brands, Inc.	150,123	11,903
Total		29,546

Industrial Conglomerates 2.46%

Honeywell International, Inc.	364,782	58,237

Information Technology Services 0.99%

PayPal Holdings, Inc.*	285,704	23,468

Insurance 3.65%

Chubb Ltd. (Switzerland)(a)	326,021	45,551
Hartford Financial Services Group, Inc. (The)	775,366	40,862
Total		86,413

Internet & Direct Marketing Retail 0.64%

Amazon.com, Inc.*	8,509	15,124

Internet Software & Services 1.34%

Alphabet, Inc. Class A*	25,830	31,699

Media 1.28%

Walt Disney Co. (The)	266,791	30,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2018

Investments	Shares	Fair Value (000)
Metals & Mining 0.51%

Nucor Corp.	181,662	$12,159

Multi-Line Retail 0.78%

Dollar Tree, Inc.*	201,692	18,410

Oil, Gas & Consumable Fuels 11.61%

Chevron Corp.	645,130	81,460
ConocoPhillips	733,032	52,903
Devon Energy Corp.	766,590	34,504
EOG Resources, Inc.	253,721	32,715
Marathon Petroleum Corp.	426,830	34,501
Royal Dutch Shell plc Class A ADR	566,890	38,758
Total		274,841

Personal Products 1.00%

Unilever NV Registered Shares (United Kingdom)(a)	411,667	23,654

Pharmaceuticals 9.24%

Allergan plc	165,675	30,499
Johnson & Johnson	691,803	91,678
Merck & Co., Inc.	839,249	55,282
Novartis AG ADR	492,423	41,314
Total		218,773

Road & Rail 1.79%

CSX Corp.	600,590	42,450

Semiconductors & Semiconductor Equipment 1.83%

Intel Corp.	901,378	43,356

Software 3.78%

Microsoft Corp.	476,800	50,579
Oracle Corp.	817,910	38,998
Total		89,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - FUNDAMENTAL EQUITY FUND July 31, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 3.75%

Burlington Stores, Inc.*	148,820	$22,741
Home Depot, Inc. (The)	210,242	41,527
O’Reilly Automotive, Inc.*	79,795	24,418
Total		88,686

Tobacco 0.52%

Philip Morris International, Inc.	143,262	12,364
Total Common Stocks (cost $1,862,177,123)		2,310,816

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.09%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $51,705,000 of U.S. Treasury Note at 2.00% due 12/31/2021 value: $50,453,842; proceeds: $49,465,788 (cost $49,464,346)	$49,464	49,464
Total Investments in Securities 99.68% (cost $1,911,641,469)		2,360,280
Other Assets in Excess of Liabilities 0.32%		7,509
Net Assets 100.00%		$2,367,789

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,310,816	$—	$—	$2,310,816
Short-Term Investment
Repurchase Agreement	—	49,464	—	49,464
Total	$2,310,816	$49,464	$—	$2,360,280

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.18%

COMMON STOCKS 97.71%

Australia 0.90%

Beverages
Coca-Cola Amatil Ltd.	5,282	$38
Treasury Wine Estates Ltd.	1,421	19
Total Australia		57

Canada 1.50%

Metals & Mining 1.20%
Franco-Nevada Corp.	400	30
Lundin Mining Corp.	8,360	46
		76
Oil, Gas & Consumable Fuels 0.30%
Seven Generations Energy Ltd. Class A *	1,668	19
Total Canada		95

China 2.96%

Hotels, Restaurants & Leisure 0.60%
Yum China Holdings, Inc.	1,049	38
Internet Software & Services 1.98%
Alibaba Group Holding Ltd. ADR *	304	57
Tencent Holdings Ltd.	1,535	69
		126
Oil, Gas & Consumable Fuels 0.38%
CNOOC Ltd.	14,420	24
Total China		188

Denmark 0.63%

Biotechnology
Ascendis Pharma A/S ADR *	584	40

France 2.61%

Banks 0.58%
BNP Paribas SA	566	37
Beverages 0.44%
Remy Cointreau SA	209	28

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Construction & Engineering 0.76%
Vinci SA	479	$48
Textiles, Apparel & Luxury Goods 0.83%
LVMH Moet Hennessy Louis Vuitton SE	151	53
Total France		166

Germany 4.67%

Hotels, Restaurants & Leisure 0.80%
TUI AG	2,381	51
Industrial Conglomerates 0.83%
Siemens AG Registered Shares	378	53
Insurance 0.82%
Allianz SE Registered Shares	233	52
Real Estate Management & Development 1.01%
Aroundtown SA	7,639	64
Semiconductors & Semiconductor Equipment 0.66%
Infineon Technologies AG	1,604	42
Textiles, Apparel & Luxury Goods 0.55%
adidas AG	156	35
Total Germany		297

Hong Kong 1.03%

Hotels, Restaurants & Leisure 0.48%
Melco Resorts & Entertainment Ltd. ADR	1,181	30
Insurance 0.55%
AIA Group Ltd.	3,993	35
Total Hong Kong		65

India 0.77%

Banks
ICICI Bank Ltd. ADR *	5,497	49

Ireland 2.00%

Banks 0.93%
Bank of Ireland Group plc	6,911	59
Building Products 0.74%
Allegion plc	571	47

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Ireland (continued)

Pharmaceuticals 0.33%
Jazz Pharmaceuticals plc *	124	$21
Total Ireland		127

Italy 0.50%

Textiles, Apparel & Luxury Goods
Brunello Cucinelli SpA	783	32

Japan 4.31%

Automobiles 0.88%
Toyota Motor Corp.	857	56
Beverages 0.45%
Coca-Cola Bottlers Japan Holdings, Inc.	793	29
Machinery 1.01%
Komatsu Ltd.	2,202	64
Metals & Mining 0.55%
Sumitomo Metal Mining Co. Ltd.	973	35
Software 0.63%
Nintendo Co., Ltd.	122	40
Wireless Telecommunication Services 0.79%
SoftBank Group Corp.	600	50
Total Japan		274

Mexico 1.18%

Banks
Grupo Financiero Banorte SAB de CV	10,730	75

Netherlands 4.12%

Banks 0.85%
ING Groep NV	3,543	54
Health Care Equipment & Supplies 0.69%
Koninklijke Philips NV	1,000	44
Insurance 1.04%
ASR Nederland NV	1,483	66
Oil, Gas & Consumable Fuels 1.54%
Royal Dutch Shell plc B Shares	2,784	98
Total Netherlands		262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Norway 0.65%

Diversified Telecommunication Services
Telenor ASA	2,102	$41

South Korea 1.32%

Insurance 0.61%
ING Life Insurance Korea Ltd. †	1,017	39
Technology Hardware, Storage & Peripherals 0.71%
Samsung Electronics Co., Ltd.	1,097	45
Total South Korea		84

Switzerland 2.23%

Food Products 0.46%
Nestle SA Registered Shares	364	29
Insurance 1.00%
Chubb Ltd.	183	26
Swiss Life Holding AG Registered Shares *	107	38
		64
Pharmaceuticals 0.77%
Novartis AG Registered Shares	581	49
Total Switzerland		142

United Kingdom 8.06%

Banks 0.76%
Royal Bank of Scotland Group plc *	14,291	48
Biotechnology 0.45%
Myovant Sciences Ltd. *	1,400	28
Capital Markets 0.65%
BrightSphere Investment Group plc	2,883	41
Insurance 1.79%
Argo Group International Holdings Ltd.	611	38
Aspen Insurance Holdings Ltd.	393	16
Axis Capital Holdings Ltd.	363	21
Hiscox Ltd.	1,859	39
		114
Machinery 1.02%
Pentair plc	560	25
Weir Group plc (The)	1,573	40
		65

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Multi-Utilities 0.55%
National Grid plc	3,289	$35
Oil, Gas & Consumable Fuels 0.91%
BP plc	7,713	58
Personal Products 0.88%
Unilever plc	972	56
Tobacco 0.66%
British American Tobacco plc	764	42
Wireless Telecommunication Services 0.39%
Vodafone Group plc	10,037	25
Total United Kingdom		512

United States 58.27%

Aerospace & Defense 1.81%
Boeing Co. (The)	146	52
General Dynamics Corp.	149	30
Northrop Grumman Corp.	111	33
		115
Banks 3.64%
Bank of America Corp.	2,264	70
Cadence BanCorp	1,383	38
Sterling Bancorp	1,398	31
TCF Financial Corp.	1,067	27
Wells Fargo & Co.	1,144	65
		231
Beverages 0.68%
Coca-Cola Co. (The)	919	43
Biotechnology 1.75%
BioMarin Pharmaceutical, Inc. *	437	44
Repligen Corp. *	678	33
Vertex Pharmaceuticals, Inc. *	197	34
		111
Capital Markets 1.26%
E*TRADE Financial Corp. *	794	47
Victory Capital Holdings, Inc. Class A *	3,174	33
		80

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Chemicals 2.14%
Ashland Global Holdings, Inc.	585	$48
Axalta Coating Systems Ltd. *	1,544	47
DowDuPont, Inc.	600	41
		136
Commercial Services & Supplies 0.77%
Waste Management, Inc.	541	49
Containers & Packaging 0.76%
Berry Global Group, Inc. *	515	25
Owens-Illinois, Inc. *	1,239	23
		48
Electric: Utilities 1.43%
Evergy, Inc.	776	44
FirstEnergy Corp.	1,328	47
		91
Electrical Equipment 0.84%
AMETEK, Inc.	688	54
Electronic Equipment, Instruments & Components 1.15%
Corning, Inc.	1,258	42
Keysight Technologies, Inc. *	539	31
		73
Equity Real Estate Investment Trusts 1.84%
Alexandria Real Estate Equities, Inc.	434	55
American Tower Corp.	416	62
		117
Exchange- Traded Funds 5.40%
iShares MSCI Emerging Markets ETF	4,567	205
iShares MSCI Japan ETF	2,366	138
		343
Food & Staples Retailing 0.72%
Sysco Corp.	689	46
Food Products 1.67%
Conagra Brands, Inc.	991	36
Kraft Heinz Co. (The)	639	39
Mondelez International, Inc. Class A	718	31
		106
Health Care Equipment & Supplies 1.51%
ABIOMED, Inc. *	32	11
Boston Scientific Corp. *	1,353	46
Intuitive Surgical, Inc. *	77	39
		96

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Health Care Providers & Services 1.45%
Centene Corp. *	334	$43
UnitedHealth Group, Inc.	192	49
		92
Household Durables 0.49%
Mohawk Industries, Inc. *	165	31
Information Technology Services 2.35%
Cognizant Technology Solutions Corp. Class A	354	29
Conduent, Inc. *	2,665	48
Global Payments, Inc.	287	32
PayPal Holdings, Inc. *	492	40
		149
Insurance 0.35%
Goosehead Insurance, Inc. Class A *	824	22
Internet & Direct Marketing Retail 2.27%
Amazon.com, Inc. *	81	144
Internet Software & Services 3.26%
Alphabet, Inc. Class A *	127	156
EverQuote, Inc. Class A *	600	9
GoDaddy, Inc. Class A *	306	22
IAC/InterActiveCorp. *	134	20
		207
Life Sciences Tools & Services 1.60%
Agilent Technologies, Inc.	817	54
Illumina, Inc. *	147	48
		102
Machinery 1.13%
Flowserve Corp.	779	35
Parker-Hannifin Corp.	219	37
		72
Media 1.63%
Cable One, Inc.	35	25
CBS Corp. Class B	697	37
Live Nation Entertainment, Inc. *	848	42
		104
Metals & Mining 0.25%
Nucor Corp.	232	16
Multi-Line Retail 0.65%
Dollar Tree, Inc. *	450	41

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Multi-Utilities 0.58%
Sempra Energy	320	$37
Oil, Gas & Consumable Fuels 3.29%
Anadarko Petroleum Corp.	578	42
Concho Resources, Inc. *	96	14
EOG Resources, Inc.	381	49
Kinder Morgan, Inc.	1,452	26
Marathon Petroleum Corp.	679	55
ONEOK, Inc.	327	23
		209
Pharmaceuticals 2.27%
Merck & Co., Inc.	1,092	72
Mylan NV *	1,032	38
Zoetis, Inc.	390	34
		144
Professional Services 0.51%
CoStar Group, Inc. *	78	33
Semiconductors & Semiconductor Equipment 0.99%
Intel Corp.	522	25
NVIDIA Corp.	153	38
		63
Software 4.03%
Carbon Black, Inc. *	1,082	22
Microsoft Corp.	1,327	141
salesforce.com, Inc. *	396	54
Ultimate Software Group, Inc. (The) *	139	39
		256
Specialty Retail 1.18%
TJX Cos., Inc. (The)	499	49
Ulta Salon, Cosmetics & Fragrance, Inc. *	109	26
		75
Technology Hardware, Storage & Peripheral 1.29%
Apple, Inc.	433	82
Tobacco 0.57%
Altria Group, Inc.	620	36
Wireless Telecommunication Services 0.76%
T-Mobile US, Inc. *	800	48
Total United States		3,702
Total Common Stocks (cost $5,799,283)		6,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GLOBAL EQUITY RESEARCH FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCK 0.47%

Germany

Automobiles
Volkswagen AG (cost $33,940)	167	$30
Total Investments in Securities 98.18% (cost $5,833,223)		6,238
Cash, Foreign Cash and Other Assets in Excess of Liabilities 1.82%		115
Net Assets 100.00%		$6,353

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks	$6,208	$—	$—	$6,208
Preferred Stock	30	—	—	30
Total	$6,238	$—	$—	$6,238

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.49%

Aerospace & Defense 2.74%

Boeing Co. (The)	156,485	$55,756
Raytheon Co.	228,562	45,262
Total		101,018

Air Freight & Logistics 1.17%

XPO Logistics, Inc.*	431,712	43,050

Banks 2.72%

SVB Financial Group*	188,980	58,183
Western Alliance Bancorp*	743,512	42,172
Total		100,355

Biotechnology 5.73%

Agios Pharmaceuticals, Inc.*	342,034	29,555
Blueprint Medicines Corp.*	96,945	5,772
Exact Sciences Corp.*	676,039	39,515
Sage Therapeutics, Inc.*	155,691	22,469
Sarepta Therapeutics, Inc.*	195,836	22,764
Spark Therapeutics, Inc.*	270,600	20,761
Vertex Pharmaceuticals, Inc.*	403,384	70,612
Total		211,448

Capital Markets 3.94%

Charles Schwab Corp. (The)	973,536	49,709
E*TRADE Financial Corp.*	802,346	47,988
MSCI, Inc.	288,370	47,924
Total		145,621

Communications Equipment 1.84%

Arista Networks, Inc.*	94,260	24,105
Palo Alto Networks, Inc.*	220,492	43,715
Total		67,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 0.92%

MasTec, Inc.*	730,347	$33,998

Electrical Equipment 1.33%

AMETEK, Inc.	630,696	49,068

Food & Staples Retailing 1.45%

Costco Wholesale Corp.	244,463	53,466

Health Care Equipment & Supplies 6.05%

ABIOMED, Inc.*	69,806	24,748
Align Technology, Inc.*	102,898	36,699
IDEXX Laboratories, Inc.*	208,651	51,105
Insulet Corp.*	289,404	24,067
Intuitive Surgical, Inc.*	125,222	63,636
Penumbra, Inc.*	161,383	22,957
Total		223,212

Health Care Providers & Services 2.47%

UnitedHealth Group, Inc.	360,697	91,336

Health Care Technology 0.93%

Veeva Systems, Inc. Class A*	451,875	34,175

Hotels, Restaurants & Leisure 1.95%

Planet Fitness, Inc. Class A*	909,190	43,205
Scientific Games Corp. Class A*	598,222	28,744
Total		71,949

Household Durables 0.98%

Roku, Inc.*	792,870	36,012

Industrial Conglomerates 1.28%

Roper Technologies, Inc.	157,149	47,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2018

Investments	Shares	Fair Value (000)
Information Technology Services 6.28%

Mastercard, Inc. Class A	350,835	$69,465
PayPal Holdings, Inc.*	444,657	36,524
Square, Inc. Class A*	712,219	46,045
Visa, Inc. Class A	583,813	79,831
Total		231,865

Internet & Direct Marketing Retail 8.23%

Amazon.com, Inc.*	154,381	274,403
Netflix, Inc.*	87,470	29,517
Total		303,920

Internet Software & Services 15.66%

2U, Inc.*	364,101	27,548
Alphabet, Inc. Class A*	174,348	213,963
DocuSign, Inc.*	488,201	26,314
Facebook, Inc. Class A*	214,099	36,949
GoDaddy, Inc. Class A*	499,164	36,748
GrubHub, Inc.*	334,431	40,764
Mimecast Ltd.*	424,552	15,246
New Relic, Inc.*	291,430	28,473
Shopify, Inc. Class A (Canada)*(a)	183,451	25,355
Spotify Technology SA (Sweden)*(a)	259,963	47,529
Stamps.com, Inc.*	106,949	27,914
Trade Desk, Inc. (The) Class A*	276,936	23,351
Twilio, Inc. Class A*	479,945	27,784
Total		577,938

Life Sciences Tools & Services 2.32%

Illumina, Inc.*	264,111	85,667

Media 2.19%

Live Nation Entertainment, Inc.*	709,457	34,962
World Wrestling Entertainment, Inc. Class A	579,283	45,827
Total		80,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2018

Investments	Shares	Fair Value (000)
Pharmaceuticals 0.92%

GW Pharmaceuticals plc ADR*	252,349	$34,085

Professional Services 1.32%

CoStar Group, Inc.*	117,542	48,880

Road & Rail 0.86%

Old Dominion Freight Line, Inc.	216,470	31,778

Semiconductors & Semiconductor Equipment 1.44%

NVIDIA Corp.	217,104	53,160

Software 14.17%

Adobe Systems, Inc.*	108,821	26,626
Atlassian Corp. plc Class A (Australia)*(a)	514,378	37,246
Electronic Arts, Inc.*	290,181	37,361
Everbridge, Inc.*	401,744	18,071
HubSpot, Inc.*	229,528	28,484
Intuit, Inc.	137,408	28,064
Microsoft Corp.	1,869,624	198,330
salesforce.com, Inc.*	425,127	58,306
ServiceNow, Inc.*	156,935	27,614
Splunk, Inc.*	263,522	25,325
Ultimate Software Group, Inc. (The)*	135,877	37,623
Total		523,050

Specialty Retail 1.17%

Home Depot, Inc. (The)	217,997	43,059

Technology Hardware, Storage & Peripherals 3.51%

Apple, Inc.	681,229	129,631

Textiles, Apparel & Luxury Goods 3.92%

Canada Goose Holdings, Inc. (Canada)*(a)	544,667	31,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - GROWTH LEADERS FUND July 31, 2018

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods (continued)

Lululemon Athletica, Inc. (Canada)*(a)	403,763	$48,432
NIKE, Inc. Class B	843,753	64,893
Total		144,605
Total Common Stocks (cost $3,077,289,567)		3,598,398

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.46%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $17,705,000 of U.S. Treasury Note at 1.875% due 2/28/2022; value: $17,284,984; proceeds: $16,944,393 (cost $16,943,899)	$16,944	16,944
Total Investments in Securities 97.95% (cost $3,094,233,466)		3,615,342
Other Assets in Excess of Liabilities 2.05%		75,540
Net Assets 100.00%		$3,690,882

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,598,398	$—	$—	$3,598,398
Short-Term Investment
Repurchase Agreement	—	16,944	—	16,944
Total	$3,598,398	$16,944	$—	$3,615,342

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 95.94%

Australia 4.12%

Capital Markets 0.98%
Macquarie Group Ltd.	93,160	$8,501
Hotels, Restaurants & Leisure 1.35%
Crown Resorts Ltd.	1,159,300	11,627
Metals & Mining 1.79%
BHP Billiton Ltd.	594,377	15,394
Total Australia		35,522

Austria 1.29%

Banks
Erste Group Bank AG *	257,090	11,111

Belgium 0.77%

Beverages
Anheuser-Busch InBev SA	65,899	6,673

Brazil 0.47%

Household Durables
MRV Engenharia e Participacoes SA	1,153,000	4,058

Canada 4.32%

Banks 2.67%
Bank of Nova Scotia (The)	166,900	9,890
Royal Bank of Canada	167,400	13,068
		22,958
Oil, Gas & Consumable Fuels 1.65%
Pembina Pipeline Corp.	396,000	14,247
Total Canada		37,205

China 4.39%

Banks 2.63%
Bank of China Ltd. H Shares	25,409,000	11,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
China (continued)

China Construction Bank Corp. Class H	11,869,000	$10,751
		22,664
Independent Power and Renewable Electricity Producer 0.94%
China Longyuan Power Group Corp. Ltd. Class H	8,677,000	8,081
Oil, Gas & Consumable Fuels 0.82%
CNOOC Ltd.	4,202,000	7,024
Total China		37,769

Denmark 0.28%

Banks
Danske Bank A/S	81,944	2,382

Finland 2.58%

Communications Equipment 1.14%
Nokia OYJ	1,798,984	9,773
Insurance 1.44%
Sampo OYJ A Shares	244,721	12,437
Total Finland		22,210

France 8.52%

Automobiles 0.20%
Renault SA	19,848	1,747
Banks 0.94%
BNP Paribas SA	124,333	8,094
Construction & Engineering 1.31%
Vinci SA	112,154	11,279
Food Products 0.99%
Danone SA	108,915	8,560
Oil, Gas & Consumable Fuels 3.21%
Total SA	423,412	27,657
Pharmaceuticals 1.87%
Sanofi	184,910	16,081
Total France		73,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Germany 9.49%

Chemicals 1.84%
BASF SE	165,278	$15,879
Hotels, Restaurants & Leisure 1.60%
TUI AG	644,145	13,790
Insurance 3.53%
Allianz SE Registered Shares	137,381	30,385
Multi-Utilities 1.27%
E. On SE	969,398	10,932
Pharmaceuticals 1.25%
Bayer AG Registered Shares	96,501	10,749
Total Germany		81,735

Hong Kong 5.15%

Commercial Services & Supplies 1.07%
China Everbright International Ltd.	7,596,000	9,252
Communications Equipment 0.87%
VTech Holdings Ltd.	665,700	7,446
Equity Real Estate Investment Trusts 1.23%
Link REIT	1,067,500	10,581
Gas Utilities 0.71%
Beijing Enterprises Holdings Ltd.	1,263,000	6,139
Hotels, Restaurants & Leisure 0.79%
Melco Resorts & Entertainment Ltd. ADR	262,951	6,800
Real Estate Management & Development 0.48%
Hysan Development Co., Ltd.	761,000	4,164
Total Hong Kong		44,382

India 1.07%

Thrifts & Mortgage Finance
Indiabulls Housing Finance Ltd.	488,855	9,245

Japan 3.02%

Banks 1.40%
Sumitomo Mitsui Financial Group, Inc.	302,600	12,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Commercial Services & Supplies 0.78%
Park24 Co., Ltd.	240,500	$6,754
Insurance 0.84%
Tokio Marine Holdings, Inc.	152,400	7,225
Total Japan		26,008

Luxembourg 1.68%

Real Estate Management & Development
Aroundtown SA	1,729,182	14,437

Macau 0.49%

Hotels, Restaurants & Leisure
Sands China Ltd.	815,600	4,198

Mexico 1.01%

Banks
Grupo Financiero Banorte SAB de CV	1,244,216	8,676

Netherlands 6.84%

Health Care Equipment & Supplies 1.62%
Koninklijke Philips NV	317,824	13,951
Insurance 1.84%
ASR Nederland NV	353,719	15,842
Oil, Gas & Consumable Fuels 3.38%
Royal Dutch Shell plc Class A ADR	425,594	29,098
Total Netherlands		58,891

New Zealand 1.84%

Diversified Telecommunication Services
Spark New Zealand Ltd.	6,008,881	15,850

Russia 2.58%

Banks 0.71%
Sberbank of Russia PJSC ADR	433,192	6,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Russia (continued)

Oil, Gas & Consumable Fuels 1.87%
Lukoil PJSC ADR	224,733	$16,131
Total Russia		22,235

Singapore 1.11%

Banks
DBS Group Holdings Ltd.	484,800	9,526

South Africa 0.53%

Banks
Absa Group Ltd.	347,568	4,537

South Korea 1.64%

Insurance 0.92%
ING Life Insurance Korea Ltd. †	209,701	7,911
Technology Hardware, Storage & Peripherals 0.72%
Samsung Electronics Co., Ltd.	150,165	6,208
Total South Korea		14,119

Spain 2.25%

Banks 0.76%
Banco Bilbao Vizcaya Argentaria SA	889,141	6,536
Electric: Utilities 1.49%
Red Electrica Corp. SA	605,369	12,841
Total Spain		19,377

Sweden 1.05%

Commercial Services & Supplies
Loomis AB Class B	288,611	9,053

Switzerland 5.20%

Insurance 1.71%
Swiss Life Holding AG Registered Shares *	40,941	14,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Switzerland (continued)

Pharmaceuticals 3.49%
Novartis AG Registered Shares	111,396	$9,365
Roche Holding AG	84,364	20,708
		30,073
Total Switzerland		44,781

Taiwan 3.32%

Semiconductors & Semiconductor Equipment
ASE Technology Holding Co., Ltd.	4,352,000	11,145
Realtek Semiconductor Corp. *	2,512,000	10,093
Taiwan Semiconductor Manufacturing Co., Ltd.	911,000	7,320
		28,558

Thailand 0.34%

Real Estate Management & Development
Pruksa Holding PCL	4,810,100	2,964

United Kingdom 20.59%

Aerospace & Defense 2.02%
BAE Systems plc	2,034,724	17,445
Banks 1.14%
Royal Bank of Scotland Group plc *	2,918,085	9,782
Beverages 1.63%
Coca-Cola European Partners plc	339,374	14,001
Capital Markets 0.49%
Jupiter Fund Management plc	730,105	4,197
Equity Real Estate Investment Trusts 0.80%
Derwent London plc	167,563	6,869
Household Durables 0.35%
Berkeley Group Holdings plc	61,090	2,993
Insurance 2.00%
Direct Line Insurance Group plc	1,394,191	6,293
Prudential plc	462,470	10,957
		17,250
Machinery 0.62%
Weir Group plc (The)	209,958	5,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Metals & Mining 2.19%
Anglo American plc	677,898	$15,418
Rio Tinto plc ADR	62,376	3,462
		18,880
Multi-Utilities 1.48%
National Grid plc	1,192,500	12,730
Personal Products 1.54%
Unilever NV CVA	230,846	13,292
Pharmaceuticals 3.02%
AstraZeneca plc	338,003	26,020
Tobacco 2.18%
British American Tobacco plc	157,106	8,663
Imperial Brands plc	264,299	10,136
		18,799
Wireless Telecommunication Services 1.13%
Vodafone Group plc	3,980,271	9,717
Total United Kingdom		177,345
Total Common Stocks (cost $775,019,394)		826,265

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.47%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $13,295,000 of U.S. Treasury Bill at 1.875% due 1/31/2022; value: $12,886,804; proceeds: $12,631,047 (cost $12,630,679)	$12,631	12,631
Total Investments in Securities 97.41% (cost $787,650,073)		838,896
Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 2.59%		22,338
Net Assets 100.00%		$861,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at July 31, 2018:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Citibank	8/8/2018	10,000,000	$13,084,741	$13,128,667	$43,926
British pound	Buy	J.P. Morgan	8/8/2018	1,818,000	2,376,186	2,386,792	10,606
British pound	Buy	J.P. Morgan	8/8/2018	9,425,000	12,254,750	12,373,768	119,018
Canadian dollar	Buy	J.P. Morgan	8/7/2018	3,210,000	2,409,015	2,467,861	58,846
euro	Buy	Citibank	8/21/2018	15,000,000	17,505,918	17,564,245	58,327
euro	Buy	Citibank	8/21/2018	7,000,000	8,169,639	8,196,648	27,009
euro	Buy	Citibank	8/21/2018	22,357,000	25,979,722	26,178,922	199,200
British pound	Sell	J.P. Morgan	8/8/2018	4,100,000	5,560,156	5,382,753	177,403
British pound	Sell	J.P. Morgan	8/8/2018	5,260,000	7,152,702	6,905,679	247,023
British pound	Sell	J.P. Morgan	8/8/2018	778,000	1,058,866	1,021,410	37,456
British pound	Sell	J.P. Morgan	8/8/2018	1,882,000	2,536,361	2,470,815	65,546
British pound	Sell	J.P. Morgan	8/8/2018	3,390,000	4,497,222	4,450,618	46,604
British pound	Sell	State Street Bank and Trust	8/8/2018	32,854,000	44,599,341	43,132,922	1,466,419
British pound	Sell	State Street Bank and Trust	8/8/2018	1,244,000	1,653,015	1,633,206	19,809
Canadian dollar	Sell	Morgan Stanley	8/7/2018	22,148,000	17,153,937	17,027,474	126,463
euro	Sell	J.P. Morgan	8/21/2018	4,227,000	4,958,863	4,949,604	9,259
euro	Sell	J.P. Morgan	8/21/2018	4,142,000	4,866,418	4,850,074	16,344
euro	Sell	Standard Chartered Bank	8/21/2018	10,690,000	12,598,855	12,517,452	81,403
euro	Sell	State Street Bank and Trust	8/21/2018	3,564,000	4,285,468	4,173,265	112,203
euro	Sell	State Street Bank and Trust	8/21/2018	4,052,000	4,850,721	4,744,688	106,033
euro	Sell	State Street Bank and Trust	8/21/2018	6,327,000	7,514,173	7,408,599	105,574
euro	Sell	State Street Bank and Trust	8/21/2018	4,125,000	4,831,900	4,830,167	1,733
euro	Sell	State Street Bank and Trust	8/21/2018	2,037,000	2,390,970	2,385,225	5,745
euro	Sell	UBS AG	8/21/2018	4,328,000	5,124,473	5,067,870	56,603
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,198,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL DIVIDEND INCOME FUND July 31, 2018

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Barclays Bank plc	8/8/2018	3,865,000	$5,192,180	$5,074,230	$(117,950)
British pound	Buy	Barclays Bank plc	8/8/2018	7,350,000	9,862,942	9,649,570	(213,372)
British pound	Buy	Barclays Bank plc	8/8/2018	2,263,000	2,993,825	2,971,017	(22,808)
British pound	Buy	J.P. Morgan	8/8/2018	8,119,000	10,985,127	10,659,165	(325,962)
British pound	Buy	J.P. Morgan	8/8/2018	2,780,000	3,671,182	3,649,769	(21,413)
British pound	Buy	J.P. Morgan	8/8/2018	2,257,000	2,988,263	2,963,140	(25,123)
British pound	Buy	Morgan Stanley	8/8/2018	1,631,000	2,165,117	2,141,286	(23,831)
Canadian dollar	Buy	Barclays Bank plc	8/7/2018	47,725,000	37,166,392	36,691,177	(475,215)
Canadian dollar	Buy	J.P. Morgan	8/7/2018	6,026,000	4,685,051	4,632,814	(52,237)
euro	Buy	Citibank	8/21/2018	9,500,000	11,184,077	11,124,022	(60,055)
euro	Buy	J.P. Morgan	8/21/2018	2,211,000	2,625,557	2,588,970	(36,587)
euro	Buy	J.P. Morgan	8/21/2018	2,521,000	2,984,587	2,951,964	(32,623)
Canadian dollar	Sell	Citibank	8/7/2018	34,813,000	26,571,852	26,764,378	(192,526)
euro	Sell	J.P. Morgan	8/21/2018	2,350,000	2,732,321	2,751,732	(19,411)
euro	Sell	State Street Bank and Trust	8/21/2018	2,214,000	2,582,825	2,592,483	(9,658)
euro	Sell	State Street Bank and Trust	8/21/2018	2,228,000	2,594,222	2,608,876	(14,654)
euro	Sell	State Street Bank and Trust	8/21/2018	8,305,000	9,702,829	9,724,737	(21,908)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,665,333)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$826,265	$—	$—	$826,265
Short-Term Investment
Repurchase Agreement	—	12,631	—	12,631
Total	$826,265	$12,631	$—	$838,896
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,198	$—	$3,198
Liabilities	—	(1,665)	—	(1,665)
Total	$—	$1,533	$—	$1,533

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 96.10%

Australia 1.65%

Metals & Mining
BHP Billiton Ltd.	415,611	$10,764

Canada 1.74%

Aerospace & Defense 1.21%
CAE, Inc.	378,800	7,891
Oil, Gas & Consumable Fuels 0.53%
Seven Generations Energy Ltd. Class A *	302,200	3,452
Total Canada		11,343

China 5.44%

Insurance 0.72%
Ping An Insurance Group Co. of China Ltd. Class H	505,000	4,684
Internet Software & Services 3.72%
Alibaba Group Holding Ltd. ADR *	62,107	11,629
Tencent Holdings Ltd.	278,500	12,603
		24,232
Oil, Gas & Consumable Fuels 1.00%
CNOOC Ltd.	3,930,000	6,569
Total China		35,485

Denmark 2.88%

Health Care Equipment & Supplies 1.81%
Ambu A/S Class B	300,366	11,812
Pharmaceuticals 1.07%
Novo Nordisk A/S Class B	138,954	6,937
Total Denmark		18,749

France 11.48%

Beverages 1.04%
Remy Cointreau SA	49,734	6,793
Construction & Engineering 1.70%
Vinci SA	110,025	11,064
Information Technology Services 1.98%
Atos SE	38,136	5,122
Capgemini SE	60,550	7,774
		12,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Machinery 0.48%
Alstom SA	69,509	$3,119
Oil, Gas & Consumable Fuels 1.65%
Total SA	165,036	10,780
Personal Products 1.37%
L’Oreal SA	36,504	8,943
Software 1.73%
Ubisoft Entertainment SA *	102,015	11,266
Textiles, Apparel & Luxury Goods 1.53%
LVMH Moet Hennessy Louis Vuitton SE	28,566	9,983
Total France		74,844

Germany 12.52%

Chemicals 1.65%
Symrise AG	119,026	10,756
Hotels, Restaurants & Leisure 1.06%
TUI AG	323,389	6,923
Industrial Conglomerates 0.75%
Rheinmetall AG	40,183	4,854
Information Technology Services 1.43%
Wirecard AG	49,713	9,287
Insurance 0.53%
Allianz SE Registered Shares	15,593	3,449
Life Sciences Tools & Services 0.99%
MorphoSys AG *	49,084	6,451
Pharmaceuticals 1.18%
Bayer AG Registered Shares	69,027	7,689
Real Estate Management & Development 1.59%
Aroundtown SA	1,240,184	10,354
Semiconductors & Semiconductor Equipment 1.22%
Infineon Technologies AG	300,955	7,975
Software 1.63%
SAP SE	91,175	10,646
Textiles, Apparel & Luxury Goods 0.49%
adidas AG	14,487	3,204
Total Germany		81,588

Hong Kong 3.37%

Hotels, Restaurants & Leisure 0.52%
Melco Resorts & Entertainment Ltd. ADR	130,847	3,384
Insurance 2.19%
AIA Group Ltd.	1,636,800	14,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Pharmaceuticals 0.66%
Sino Biopharmaceutical Ltd.	3,151,000	$4,303
Total Hong Kong		21,972

Hungary 0.60%

Oil, Gas & Consumable Fuels
MOL Hungarian Oil & Gas plc	400,736	3,933

India 0.88%

Banks
ICICI Bank Ltd. ADR *	649,442	5,735

Ireland 3.66%

Banks 1.24%
Bank of Ireland Group plc	941,972	8,091
Construction Materials 1.11%
CRH plc	210,889	7,233
Life Sciences Tools & Services 1.31%
ICON plc *	61,068	8,498
Total Ireland		23,822

Italy 1.51%

Capital Markets 0.56%
Anima Holding SpA †	671,716	3,610
Textiles, Apparel & Luxury Goods 0.95%
Moncler SpA	140,640	6,203
Total Italy		9,813

Japan 18.55%

Building Products 1.29%
Daikin Industries Ltd.	70,300	8,374
Chemicals 1.21%
Asahi Kasei Corp.	593,386	7,910
Construction & Engineering 1.00%
Taisei Corp.	116,800	6,487
Distributors 0.91%
PALTAC Corp.	112,700	5,947
Diversified Financial Services 1.26%
ORIX Corp.	506,400	8,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Food & Staples Retailing 0.47%
Sundrug Co., Ltd.	77,200	$3,086
Household Durables 1.46%
Sony Corp.	182,000	9,486
Internet & Direct Marketing Retail 1.28%
Start Today Co., Ltd.	207,900	8,339
Machinery 0.77%
Komatsu Ltd.	170,900	5,009
Metals & Mining 1.07%
Sumitomo Metal Mining Co. Ltd.	193,600	6,952
Personal Products 1.08%
Pola Orbis Holdings, Inc.	181,200	7,017
Professional Services 2.57%
en-japan, Inc.	144,500	6,836
Recruit Holdings Co., Ltd.	363,700	9,937
		16,773
Software 1.49%
Nintendo Co., Ltd.	29,600	9,731
Specialty Retail 2.00%
Bic Camera, Inc.	433,100	6,523
Fast Retailing Co. Ltd.	15,000	6,540
		13,063
Trading Companies & Distributors 0.69%
Mitsubishi Corp.	162,000	4,516
Total Japan		120,887

Luxembourg 2.24%

Metals & Mining 1.09%
ArcelorMittal	221,860	7,138
Multi-Line Retail 1.15%
B&M European Value Retail SA	1,379,481	7,473
Total Luxembourg		14,611

Mexico 1.43%

Banks
Grupo Financiero Banorte SAB de CV	1,339,600	9,341

Netherlands 6.66%

Banks 0.81%
ING Groep NV	344,979	5,285
Health Care Equipment & Supplies 1.66%
Koninklijke Philips NV	246,137	10,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Insurance 1.28%
ASR Nederland NV	185,499	$8,308
Oil, Gas & Consumable Fuels 1.84%
Royal Dutch Shell plc B Shares	342,604	12,013
Semiconductors & Semiconductor Equipment 1.07%
ASML Holding NV	32,535	6,981
Total Netherlands		43,392

Norway 0.30%

Banks
Sparebank 1 Oestlandet	182,414	1,932

Philippines 1.32%

Banks
Metropolitan Bank & Trust Co.	6,202,544	8,608

Singapore 1.31%

Banks
United Overseas Bank Ltd.	430,500	8,545

South Africa 1.43%

Paper & Forest Products
Mondi plc	338,557	9,318

Sweden 1.16%

Commercial Services & Supplies
Loomis AB Class B	241,072	7,561

Switzerland 4.10%

Food Products 1.30%
Nestle SA Registered Shares	103,776	8,458
Insurance 1.38%
Swiss Life Holding AG Registered Shares *	25,080	9,010
Pharmaceuticals 1.42%
Novartis AG Registered Shares	110,249	9,268
Total Switzerland		26,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.16%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	182,944	$7,539

United Kingdom 10.71%

Aerospace & Defense 1.29%
BAE Systems plc	977,079	8,377
Beverages 1.15%
Coca-Cola European Partners plc	181,320	7,480
Capital Markets 1.08%
Schroders plc	172,011	7,028
Hotels, Restaurants & Leisure 1.08%
GVC Holdings plc	457,705	7,029
Insurance 1.54%
Hiscox Ltd.	478,841	10,044
Machinery 1.08%
Weir Group plc (The)	275,024	7,034
Personal Products 1.17%
Unilever NV CVA	132,843	7,649
Pharmaceuticals 1.04%
AstraZeneca plc	88,261	6,794
Trading Companies & Distributors 1.28%
Ashtead Group plc	270,836	8,322
Total United Kingdom		69,757
Total Common Stocks (cost $603,073,164)		626,275

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.51%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $24,050,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $23,311,593; proceeds: $22,852,504 (cost $22,851,837)	$22,852	22,852
Total Investments in Securities 99.61% (cost $625,925,001)		649,127
Foreign Cash and Other Assets in Excess of Liabilities 0.39%		2,543
Net Assets 100.00%		$651,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL EQUITY FUND July 31, 2018

ADR	American Depositary Receipt.
CVA	Company Voluntary Arrangement.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks(3)	$626,275	$—	$—	$626,275
Short-Term Investment
Repurchase Agreement	—	22,852	—	22,852
Total	$626,275	$22,852	$—	$649,127

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $6,217,168 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on July 31, 2018.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks
Balance as of November 1, 2017	$663
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	130
Change in Unrealized Appreciation (Depreciation)	7
Purchases	—
Sales	(800)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2018	$—
Change in unrealized appreciation/depreciation for period ended July 31, 2018, related to Level 3 investments held at July 31, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.02%

COMMON STOCKS 95.02%

Australia 4.57%

Auto Components 1.06%
GUD Holdings Ltd.	961,157	$10,140
Beverages 1.49%
Coca-Cola Amatil Ltd.	1,990,786	14,169
Diversified Financial Services 0.91%
IMF Bentham Ltd.	4,166,020	8,636
Electric: Utilities 1.11%
AusNet Services	8,779,229	10,632
Total Australia		43,577

Canada 6.73%

Media 1.71%
Entertainment One Ltd.	3,465,975	16,305
Metals & Mining 1.60%
Hudbay Minerals, Inc.	1,532,666	7,976
Lundin Mining Corp.	1,319,000	7,301
		15,277
Oil, Gas & Consumable Fuels 3.03%
Africa Oil Corp. *	5,580,364	5,052
Canacol Energy Ltd. *	3,939,400	12,900
Vermilion Energy, Inc.	318,300	10,957
		28,909
Paper & Forest Products 0.39%
Interfor Corp. *	231,509	3,659
Total Canada		64,150

China 0.09%

Consumer Finance
China Rapid Finance Ltd. ADR *	497,137	870

Denmark 1.36%

Construction & Engineering
FLSmidth & Co. A/S	196,347	12,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Finland 3.98%

Health Care Providers & Services 1.00%
Terveystalo OYJ *†	809,525	$9,542
Machinery 1.85%
Konecranes OYJ	262,883	10,172
Outotec OYJ *	909,335	7,482
		17,654
Trading Companies & Distributors 1.13%
Cramo OYJ	503,807	10,757
Total Finland		37,953

France 3.29%

Construction Materials 1.08%
Vicat SA	159,672	10,334
Health Care Providers & Services 1.55%
Korian SA	420,239	14,723
Life Sciences Tools & Services 0.30%
Genfit *	99,156	2,808
Specialty Retail 0.36%
Maisons du Monde SA †	112,293	3,435
Total France		31,300

Germany 6.83%

Industrial Conglomerates 0.79%
Rheinmetall AG	61,959	7,484
Internet Software & Services 0.95%
XING SE	27,807	9,056
Life Sciences Tools & Services 2.62%
Gerresheimer AG	166,408	14,166
MorphoSys AG *	82,237	10,809
		24,975
Machinery 1.32%
Deutz AG	1,387,936	12,619
Real Estate Management & Development 1.15%
PATRIZIA Immobilien AG	487,053	10,986
Total Germany		65,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong 3.79%

Auto Components 0.36%
Xinyi Glass Holdings Ltd.	2,914,000	$3,430
Communications Equipment 0.89%
VTech Holdings Ltd.	756,800	8,466
Consumer Finance 1.07%
Sun Hung Kai & Co., Ltd.	17,440,000	10,176
Hotels, Restaurants & Leisure 0.66%
Melco International Development Ltd.	2,237,000	6,341
Pharmaceuticals 0.81%
SSY Group Ltd.	8,078,000	7,719
Total Hong Kong		36,132

India 0.97%

Consumer Finance 0.59%
Satin Creditcare Network Ltd. *	1,145,460	5,608
Thrifts & Mortgage Finance 0.38%
Dewan Housing Finance Corp., Ltd.	412,806	3,614
Total India		9,222

Indonesia 0.11%

Consumer Finance
PT Clipan Finance Indonesia Tbk *	52,233,850	1,043

Ireland 6.64%

Beverages 1.18%
C&C Group plc	2,808,208	11,296
Equity Real Estate Investment Trusts 1.10%
Hibernia REIT plc	6,149,489	10,470
Health Care Providers & Services 1.52%
UDG Healthcare plc	1,311,573	14,461
Household Durables 1.91%
Cairn Homes plc *	2,775,386	5,517
Glenveagh Properties plc *†	9,652,260	12,641
		18,158
Information Technology Services 0.93%
Keywords Studios plc	371,704	8,909
Total Ireland		63,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Israel 1.04%

Chemicals 0.56%
Frutarom Industries Ltd.	52,942	$5,344
Semiconductors & Semiconductor Equipment 0.48%
Tower Semiconductor Ltd. *	222,058	4,586
Total Israel		9,930

Italy 4.64%

Capital Markets 0.88%
Anima Holding SpA †	1,559,671	8,382
Construction Materials 1.71%
Buzzi Unicem SpA	738,447	16,277
Diversified Financial Services 0.58%
doBank SpA †	452,405	5,528
Textiles, Apparel & Luxury Goods 1.47%
Brunello Cucinelli SpA	337,192	13,998
Total Italy		44,185

Japan 20.29%

Banks 1.22%
Shinsei Bank Ltd.	739,100	11,627
Chemicals 1.48%
KH Neochem Co., Ltd.	437,800	14,095
Construction & Engineering 1.23%
SHO-BOND Holdings Co., Ltd.	167,800	11,720
Containers & Packaging 0.62%
Fuji Seal International, Inc.	157,000	5,876
Distributors 0.99%
PALTAC Corp.	178,100	9,398
Electronic Equipment, Instruments & Components 0.69%
Taiyo Yuden Co., Ltd.	220,600	6,560
Equity Real Estate Investment Trusts 1.31%
GLP J-Reit	11,714	12,509
Food Products 1.03%
Nichirei Corp.	422,200	9,798
Health Care Providers & Services 0.59%
Japan Lifeline Co., Ltd.	260,600	5,608
Hotels, Restaurants & Leisure 1.06%
HIS Co., Ltd.	267,200	8,065
St. Marc Holdings Co., Ltd.	83,000	2,018
		10,083

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Information Technology Services 1.02%
NS Solutions Corp.	369,100	$9,725
Internet Software & Services 0.61%
Mercari, Inc. *	139,300	5,868
Machinery 0.56%
DMG Mori Co., Ltd.	350,600	5,334
Professional Services 2.77%
en-japan, Inc.	240,000	11,354
TechnoPro Holdings, Inc.	237,300	15,047
		26,401
Real Estate Management & Development 1.14%
Kenedix, Inc.	1,895,500	10,832
Software 1.12%
Capcom Co., Ltd.	413,600	10,705
Specialty Retail 2.40%
Bic Camera, Inc.	754,800	11,368
United Arrows Ltd.	296,900	11,537
		22,905
Wireless Telecommunication Services 0.45%
Okinawa Cellular Telephone Co.	112,600	4,320
Total Japan		193,364

Luxembourg 1.52%

Multi-Line Retail
B&M European Value Retail SA	2,668,827	14,457

Netherlands 4.16%

Air Freight & Logistics 0.64%
PostNL NV	1,554,173	6,141
Hotels, Restaurants & Leisure 1.28%
Basic-Fit NV *†	373,378	12,181
Insurance 1.20%
ASR Nederland NV	256,502	11,488
Machinery 1.04%
Aalberts Industries NV	217,597	9,873
Total Netherlands		39,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Philippines 1.82%

Industrial Conglomerates 1.01%
Alliance Global Group, Inc. *	42,653,300	$9,574
Real Estate Management & Development 0.81%
Filinvest Land, Inc.	289,015,000	7,728
Total Philippines		17,302

Portugal 0.53%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	1,721,463	5,044

South Korea 1.18%

Food & Staples Retailing 0.42%
GS Retail Co., Ltd.	134,071	3,985
Insurance 0.76%
ING Life Insurance Korea Ltd. *†	191,522	7,225
Total South Korea		11,210

Spain 5.92%

Food Products 1.34%
Ebro Foods SA	589,340	12,749
Household Durables 1.22%
Neinor Homes SA *†	611,894	11,592
Professional Services 1.95%
Applus Services SA	1,284,930	18,601
Real Estate Management & Development 1.41%
Aedas Homes SAU *†	380,171	13,470
Total Spain		56,412

Sweden 3.41%

Commercial Services & Supplies 2.52%
Bravida Holding AB †	1,697,248	13,531
Loomis AB Class B	335,571	10,525
		24,056
Food & Staples Retailing 0.89%
Axfood AB	418,402	8,477
Total Sweden		32,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
Taiwan 1.28%

Semiconductors & Semiconductor Equipment 1.18%
Realtek Semiconductor Corp.	2,801,000	$11,254
Technology Hardware, Storage & Peripherals 0.10%
Primax Electronics Ltd.	488,000	916
Total Taiwan		12,170

United Kingdom 8.82%

Beverages 1.66%
Britvic plc	1,504,256	15,874
Capital Markets 1.29%
Man Group plc	2,321,533	5,287
TP ICAP plc	1,911,857	7,026
		12,313
Consumer Finance 1.04%
Arrow Global Group plc	2,943,918	9,873
Electronic Equipment, Instruments & Components 0.54%
accesso Technology Group plc *	145,689	5,173
Insurance 0.70%
Lancashire Holdings Ltd.	886,328	6,666
Machinery 0.82%
Concentric AB	450,372	7,785
Media 0.56%
Huntsworth plc	3,510,333	5,368
Metals & Mining 1.34%
Hill & Smith Holdings plc	645,394	12,766
Pharmaceuticals 0.87%
Dechra Pharmaceuticals plc	210,804	8,262
Total United Kingdom		84,080

United States 1.18%

Exchange- Traded Funds
VanEck Vectors Junior Gold Miners	353,518	11,214

Vietnam 0.87%

Closed-Ended Fund
VinaCapital Vietnam Opportunity Fund Ltd.	1,979,523	8,314
Total Common Stocks (cost $900,601,590)		905,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - INTERNATIONAL OPPORTUNITIES FUND July 31, 2018

Investments	Shares	U.S. $ Fair Value (000)
RIGHT 0.00%

Ireland

Glenveagh Properties plc(a) (cost $0)	1,518,667	$—	(b)
Total Long-Term Investments (cost $900,601,590)		905,481

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.14%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $31,325,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $30,566,998; proceeds: $29,965,479 (cost $29,964,605)	$29,965	29,965
Total Investments in Securities 98.16% (cost $930,566,195)		935,446
Foreign Cash and Other Assets in Excess of Liabilities 1.84%		17,513
Net Assets 100.00%		$952,959

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Expiration date of 08/10/2018.
(b)	Valued at zero as of July 31, 2018.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks(3)	$905,481	$—		$—	$905,481
Right	—	—	(b)	—	—
Short-Term Investment
Repurchase Agreement	—	29,965		—	29,965
Total	$905,481	$29,965		$—	$935,446

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	Securities in the amount of $5,953,769 were transferred from Level 2 to Level 1 as a result of utilizing the last sale or official closing price on the exchange or system on which the securities are principally traded on July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.02%

Aerospace & Defense 1.72%

Aerovironment, Inc.*	37,261	$2,743

Air Freight & Logistics 3.15%

Air Transport Services Group, Inc.*	90,703	2,043
Echo Global Logistics, Inc.*	86,606	2,984
Total		5,027

Banks 7.08%

Bridge Bancorp, Inc.	28,908	1,035
Bryn Mawr Bank Corp.	33,921	1,657
Byline Bancorp, Inc.*	69,045	1,556
CenterState Bank Corp.	81,483	2,261
Heritage Commerce Corp.	115,214	1,755
Live Oak Bancshares, Inc.	78,947	2,246
Pacific Premier Bancorp, Inc.*	21,202	784
Total		11,294

Beverages 2.01%

MGP Ingredients, Inc.	39,043	3,204

Biotechnology 16.97%

Acceleron Pharma, Inc.*	25,284	1,101
Adamas Pharmaceuticals, Inc.*	30,353	722
Arcus Biosciences, Inc.*	65,632	768
Arena Pharmaceuticals, Inc.*	29,394	1,134
Ascendis Pharma A/S ADR*	14,262	969
Audentes Therapeutics, Inc.*	88,791	3,343
Deciphera Pharmaceuticals, Inc.*	90,044	3,098
Denali Therapeutics, Inc.*	79,334	999
Dynavax Technologies Corp.*	79,872	1,078
Homology Medicines, Inc.*	80,816	1,423
Mirati Therapeutics, Inc.*	32,982	2,025
Myovant Sciences Ltd (United Kingdom)*(a)	161,050	3,269

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2018

Investments	Shares	Fair Value (000)
Biotechnology (continued)

Repligen Corp.*	27,489	$1,329
Rocket Pharmaceuticals, Inc.*	107,846	2,212
Spark Therapeutics, Inc.*	13,129	1,007
Surface Oncology, Inc.*	102,920	1,138
Xencor, Inc.*	38,634	1,438
Total		27,053

Capital Markets 0.96%

Hamilton Lane, Inc. Class A	31,364	1,536

Communications Equipment 1.54%

Comtech Telecommunications Corp.	73,088	2,456

Construction & Engineering 3.47%

NV5 Global, Inc.*	73,543	5,538

Diversified Consumer Services 0.50%

Chegg, Inc.*	28,979	803

Electronic Equipment, Instruments & Components 0.90%

Vishay Precision Group, Inc.*	35,815	1,429

Energy Equipment & Services 1.33%

Solaris Oilfield Infrastructure, Inc. Class A*	135,109	2,120

Food & Staples Retailing 1.62%

Chefs’ Warehouse, Inc. (The)*	95,681	2,579

Health Care Equipment & Supplies 13.93%

AxoGen, Inc.*	71,799	3,226
ElectroCore LLC*	43,878	592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2018

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)

Glaukos Corp.*	52,810	$2,198
iRhythm Technologies, Inc.*	52,791	3,988
Neuronetics, Inc.*	84,585	2,110
Sientra, Inc.*	132,733	2,717
Tactile Systems Technology, Inc.*	84,167	4,046
Tandem Diabetes Care, Inc.*	120,899	3,332
Total		22,209

Health Care Providers & Services 0.67%

PetIQ, Inc.*	38,756	1,062

Household Durables 3.22%

LGI Homes, Inc.*	38,237	1,977
Lovesac Co. (The)*	49,563	991
SodaStream International Ltd. (Israel)*(a)	24,724	2,158
Total		5,126

Insurance 3.31%

Goosehead Insurance, Inc. Class A*	63,982	1,738
Trupanion, Inc.*	85,157	3,543
Total		5,281

Internet & Direct Marketing Retail 1.18%

Gaia, Inc.*	103,713	1,887

Internet Software & Services 11.74%

Alteryx, Inc. Class A*	57,415	2,239
Appfolio, Inc. Class A*	26,250	1,895
Apptio, Inc. Class A*	80,789	2,712
Carbonite, Inc.*	43,811	1,503
Care.com, Inc.*	147,882	2,665
EverQuote, Inc. Class A*	70,924	1,074
Five9, Inc.*	76,277	2,433
Instructure, Inc.*	36,184	1,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2018

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

Mimecast Ltd.*	39,710	$1,426
SendGrid, Inc.*	54,089	1,381
Total		18,728

Leisure Products 2.51%

Malibu Boats, Inc. Class A*	106,587	4,007

Machinery 1.89%

DMC Global, Inc.	40,101	1,646
Kornit Digital Ltd. (Israel)*(a)	74,759	1,361
Total		3,007

Oil, Gas & Consumable Fuels 0.42%

GasLog Ltd. (Monaco)(a)	39,851	671

Pharmaceuticals 3.49%

Intersect ENT, Inc.*	83,875	2,713
MyoKardia, Inc.*	49,703	2,853
Total		5,566

Semiconductors & Semiconductor Equipment 1.59%

Aquantia Corp.*	112,127	1,431
CEVA, Inc.*	17,921	539
Ichor Holdings Ltd.*	26,882	565
Total		2,535

Software 9.73%

8x8, Inc.*	95,160	1,899
Appian Corp.*	87,420	2,717
Everbridge, Inc.*	107,384	4,830
Talend SA ADR*	60,156	3,558
Upland Software, Inc.*	35,742	1,119
Varonis Systems, Inc.*	16,456	984
Zuora, Inc. Class A*	16,555	406
Total		15,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP GROWTH FUND July 31, 2018

Investments	Shares	Fair Value (000)
Specialty Retail 1.73%

At Home Group, Inc.*	75,981	$2,756

Technology Hardware, Storage & Peripherals 0.36%

Endava PLC ADR*	24,300	581
Total Common Stocks (cost $113,026,389)		154,711

	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.24%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $3,740,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $3,649,499; proceeds: $3,574,746 (cost $3,574,642)	$3,575	3,575
Total Investments in Securities 99.26% (cost $116,601,031)		158,286
Other Assets in Excess of Liabilities 0.74%		1,187
Net Assets 100.00%		$159,473

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$154,711	$—	$—	$154,711
Short-Term Investment
Repurchase Agreement	—	3,575	—	3,575
Total	$154,711	$3,575	$—	$158,286

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.74%

Banks 17.76%

Ameris Bancorp	71,174	$3,317
CenterState Bank Corp.	149,134	4,138
FB Financial Corp.	118,537	5,045
First Merchants Corp.	80,021	3,777
National Commerce Corp.*	143,441	6,254
Seacoast Banking Corp. of Florida*	132,634	3,888
Total		26,419

Beverages 4.33%

Cott Corp.	402,730	6,440

Building Products 5.80%

Advanced Drainage Systems, Inc.	47,705	1,333
American Woodmark Corp.*	43,656	3,643
Gibraltar Industries, Inc.*	84,019	3,651
Total		8,627

Chemicals 2.47%

Chase Corp.	29,705	3,668

Commercial Services & Supplies 2.44%

SP Plus Corp.*	93,024	3,628

Communications Equipment 3.53%

Plantronics, Inc.	76,570	5,257

Construction & Engineering 3.43%

Primoris Services Corp.	189,066	5,107

Consumer Finance 3.12%

EZCORP, Inc. Class A*	405,305	4,641

Electronic Equipment, Instruments & Components 2.83%

Vishay Precision Group, Inc.*	105,580	4,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2018

Investments	Shares	Fair Value (000)
Gas Utilities 2.87%

Chesapeake Utilities Corp.	50,840	$4,263

Hotels, Restaurants & Leisure 5.07%

Century Casinos, Inc.*	708,166	5,772
Denny’s Corp.*	121,179	1,763
Total		7,535

Insurance 5.58%

Argo Group International Holdings Ltd.	74,855	4,682
Goosehead Insurance, Inc. Class A*	132,975	3,613
Total		8,295

Internet Software & Services 2.37%

Telaria, Inc.*	945,283	3,526

Life Sciences Tools & Services 6.14%

Cambrex Corp.*	98,291	6,143
Codexis, Inc.*	207,978	2,995
Total		9,138

Machinery 11.58%

Blue Bird Corp.*	196,347	4,428
Columbus McKinnon Corp.	57,222	2,355
Federal Signal Corp.	276,341	6,563
Milacron Holdings Corp.*	186,219	3,883
Total		17,229

Media 3.02%

IMAX Corp. (Canada)*(a)	203,557	4,498

Metals & Mining 1.39%

TimkenSteel Corp.*	148,683	2,067

Oil, Gas & Consumable Fuels 1.56%

Carrizo Oil & Gas, Inc.*	24,588	693
Centennial Resource Development, Inc. Class A*	90,481	1,625
Total		2,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2018

Investments	Shares	Fair Value (000)
Paper & Forest Products 2.60%

Neenah, Inc.	44,087	$3,871

Professional Services 1.23%

ICF International, Inc.	24,946	1,837

Semiconductors & Semiconductor Equipment 1.59%

Brooks Automation, Inc.	77,142	2,359

Textiles, Apparel & Luxury Goods 2.30%

Oxford Industries, Inc.	37,175	3,424

Trading Companies & Distributors 2.92%

Lawson Products, Inc.*	160,676	4,346

Water Utilities 2.81%

Connecticut Water Service, Inc.	65,000	4,187
Total Common Stocks (cost $110,845,932)		146,893

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.22%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $1,895,000 of U.S. Treasury Note at 2.00% due 12/31/2021; value: $1,849,145; proceeds: $1,810,862 (cost $1,810,809)	$1,811	1,811
Total Investments in Securities 99.96% (cost $112,656,741)		148,704
Other Assets in Excess of Liabilities 0.04%		57
Net Assets 100.00%		$148,761

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - MICRO CAP VALUE FUND July 31, 2018

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$146,893	$—	$—	$146,893
Short-Term Investment
Repurchase Agreement	—	1,811	—	1,811
Total	$146,893	$1,811	$—	$148,704

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.98%

Aerospace & Defense 1.37%

Teledyne Technologies, Inc.*	187,870	$41,222

Air Freight & Logistics 1.50%

XPO Logistics, Inc.*	452,174	45,091

Banks 8.28%

Citizens Financial Group, Inc.	709,296	28,216
Cullen/Frost Bankers, Inc.	607,557	67,129
East West Bancorp, Inc.	386,514	25,023
First Horizon National Corp.	714,195	12,777
Webster Financial Corp.	458,688	29,599
Western Alliance Bancorp*	1,138,295	64,564
Zions Bancorporation	422,422	21,839
Total		249,147

Beverages 1.39%

Cott Corp.	2,606,668	41,681

Building Products 1.15%

Allegion plc (Ireland)(a)	422,787	34,474

Capital Markets 2.41%

Moelis & Co. Class A	535,264	34,043
Raymond James Financial, Inc.	421,158	38,574
Total		72,617

Chemicals 2.81%

Ashland Global Holdings, Inc.	556,468	45,692
Valvoline, Inc.	1,724,572	38,958
Total		84,650

Communications Equipment 1.04%

Plantronics, Inc.	457,313	31,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 2.43%

AECOM*	742,290	$24,911
Jacobs Engineering Group, Inc.	713,610	48,262
Total		73,173

Construction Materials 0.69%

Eagle Materials, Inc.	208,131	20,678

Containers & Packaging 4.73%

AptarGroup, Inc.	434,915	44,548
Berry Global Group, Inc.*	959,504	46,872
Sealed Air Corp.	502,615	22,150
WestRock Co.	495,579	28,734
Total		142,304

Diversified Telecommunication Services 1.33%

Zayo Group Holdings, Inc.*	1,078,471	40,001

Electrical Equipment 0.42%

Hubbell, Inc.	101,784	12,545

Electronic Equipment, Instruments & Components 5.06%

Amphenol Corp. Class A	365,834	34,209
Belden, Inc.	319,123	20,663
FLIR Systems, Inc.	1,037,960	60,825
Littelfuse, Inc.	167,840	36,391
Total		152,088

Energy Equipment & Services 0.66%

Helmerich & Payne, Inc.	325,649	19,979

Equity Real Estate Investment Trusts 2.81%

Alexandria Real Estate Equities, Inc.	327,518	41,739
Highwoods Properties, Inc.	354,055	17,388
Pebblebrook Hotel Trust	655,937	25,286
Total		84,413

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2018

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.97%

Sprouts Farmers Market, Inc.*	1,353,015	$29,076

Health Care Equipment & Supplies 7.61%

Cooper Cos., Inc. (The)	198,297	51,656
Hill-Rom Holdings, Inc.	540,598	50,924
Integra LifeSciences Holdings Corp.*	287,454	17,917
LivaNova plc (United Kingdom)*(a)	293,997	32,378
STERIS plc (United Kingdom)(a)	273,184	31,272
Teleflex, Inc.	164,117	44,756
Total		228,903

Health Care Providers & Services 2.12%

Encompass Health Corp.	647,627	48,980
Molina Healthcare, Inc.*	141,000	14,677
Total		63,657

Health Care Technology 0.55%

Medidata Solutions, Inc.*	223,707	16,624

Hotels, Restaurants & Leisure 2.07%

Dunkin’ Brands Group, Inc.	531,057	36,977
Texas Roadhouse, Inc.	400,730	25,182
Total		62,159

Household Durables 0.94%

Lennar Corp. Class A	543,655	28,417

Information Technology Services 8.91%

Acxiom Corp.*	747,008	30,284
Amdocs Ltd.	749,310	50,638
Booz Allen Hamilton Holding Corp.	1,292,585	61,101
Conduent, Inc.*	4,157,478	74,668
Evo Payments, Inc. Class A*	35,888	759
Fidelity National Information Services, Inc.	488,708	50,400
Total		267,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2018

Investments	Shares	Fair Value (000)
Insurance 4.37%

Everest Re Group Ltd.	167,767	$36,632
Fidelity National Financial, Inc.	528,696	21,412
Hanover Insurance Group, Inc. (The)	336,341	42,184
RenaissanceRe Holdings Ltd.	236,248	31,149
Total		131,377

Life Sciences Tools & Services 4.65%

Bio-Techne Corp.	88,913	14,283
Charles River Laboratories International, Inc.*	449,894	55,922
ICON plc (Ireland)*(a)	218,017	30,339
PerkinElmer, Inc.	498,229	39,450
Total		139,994

Machinery 2.49%

Crane Co.	408,611	37,008
Rexnord Corp.*	1,248,424	37,752
Total		74,760

Media 1.64%

Live Nation Entertainment, Inc.*	998,981	49,230

Metals & Mining 2.36%

Commercial Metals Co.	1,237,387	27,643
Reliance Steel & Aluminum Co.	479,729	43,272
Total		70,915

Multi-Utilities 3.30%

CMS Energy Corp.	1,018,699	49,244
NiSource, Inc.	1,908,528	49,965
Total		99,209

Oil, Gas & Consumable Fuels 4.11%

Centennial Resource Development, Inc. Class A*	1,545,300	27,754
Cimarex Energy Co.	284,254	28,027
EQT Corp.	727,972	36,166
Parsley Energy, Inc. Class A*	1,008,473	31,696
Total		123,643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2018

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.00%

Catalent, Inc.*	719,998	$30,024

Professional Services 1.03%

Robert Half International, Inc.	407,239	30,852

Road & Rail 0.90%

Old Dominion Freight Line, Inc.	184,675	27,110

Semiconductors & Semiconductor Equipment 1.54%

Entegris, Inc.	906,759	31,873
MACOM Technology Solutions Holdings, Inc.*	697,097	14,520
Total		46,393

Software 2.31%

FireEye, Inc.*	2,609,821	40,530
Ultimate Software Group, Inc. (The)*	104,900	29,046
Total		69,576

Specialty Retail 3.29%

Advance Auto Parts, Inc.	303,055	42,800
Burlington Stores, Inc.*	210,661	32,191
Foot Locker, Inc.	490,470	23,940
Total		98,931

Textiles, Apparel & Luxury Goods 3.15%

Lululemon Athletica, Inc. (Canada)*(a)	207,627	24,905
Steven Madden Ltd.	557,287	30,121
Wolverine World Wide, Inc.	1,122,346	39,709
Total		94,735

Water Utilities 1.59%

American Water Works Co., Inc.	543,471	47,961
Total Common Stocks (cost $2,299,847,346)		2,976,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SECURITIES TRUST - VALUE OPPORTUNITIES FUND July 31, 2018

	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.69%

Repurchase Agreement

Repurchase Agreement dated 7/31/2018, 1.05% due 8/1/2018 with Fixed Income Clearing Corp. collateralized by $21,690,000 of U.S. Treasury Note at 1.875% due 1/31/2022; value: $21,024,052; proceeds: $20,611,087 (cost $20,610,486)	$20,610	$20,610
Total Investments in Securities 99.67% (cost $2,320,457,832)		2,997,468
Other Assets in Excess of Liabilities 0.33%		9,976
Net Assets 100.00%		$3,007,444

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,976,858	$—	$—	$2,976,858
Short-Term Investment
Repurchase Agreement	—	20,610	—	20,610
Total	$2,976,858	$20,610	$—	$2,997,468

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. As of July 31, 2018, the Trust consisted of the following ten funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”), Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”), Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”), Lord Abbett International Equity Fund (“International Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”) and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

Each of Alpha Strategy Fund’s, Global Equity Research Fund, International Equity Fund’s, International Opportunities Fund’s, Micro Cap Growth Fund’s, Micro Cap Value Fund’s and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Growth Leaders Fund’s investment objective is to seek capital appreciation. International Dividend Income Fund’s investment objective is to seek a high level of total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Global Equity Research Fund, International Dividend Income Fund, International Equity Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Options- Each Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(h)	When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of July 31, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	Global Equity Research Fund
Tax cost	$993,641,567	$1,940,721,007	$5,832,634
Gross unrealized gain	158,118,001	429,352,577	548,148
Gross unrealized loss	(27,537,687)	(9,794,015)	(142,401)
Net unrealized security gain	$130,580,314	$419,558,562	$405,747

Notes to Schedule of Investments (unaudited)(continued)

	Growth Leaders Fund	International Dividend Income Fund	International Equity Fund
Tax cost	$3,099,200,284	$804,278,852	$625,847,585
Gross unrealized gain	571,726,198	63,745,563	45,727,628
Gross unrealized loss	(55,584,821)	(27,594,928)	(22,448,062)
Net unrealized security gain	$516,141,377	$36,150,635	$23,279,566

	International Opportunities Fund	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$931,965,322	$117,433,277	$112,833,816
Gross unrealized gain	63,377,431	44,505,558	38,662,371
Gross unrealized loss	(59,896,583)	(3,652,615)	(2,792,294)
Net unrealized security gain	$3,480,848	$40,852,943	$35,870,077

Value Opportunities Fund
Tax cost	$2,324,277,399
Gross unrealized gain	719,763,780
Gross unrealized loss	(46,572,794)
Net unrealized security gain	$673,190,986

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, forward currency contracts and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Dividend Income Fund entered into forward foreign currency exchange contracts during the period ended July 31, 2018 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

As of July 31, 2018, International Dividend Income Fund had forward foreign currency exchange contracts with an unrealized appreciation of $3,198,552 and unrealized depreciation of $1,665,333 which is included on the Schedule of Investments.

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period ended July 31, 2018:

Notes to Schedule of Investments (unaudited)(concluded)

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2017	Gross Additions	Gross Sales	Balance of Shares Held at 7/31/2018	Fair Value at 7/31/2018	Net Realized Gain 11/1/2017 to 7/31/2018		Dividend Income 11/1/2017 to 7/31/2018	Change in Appreciation (Depreciation) 11/1/2017 to 7/31/2018
Lord Abbett Developing Growth Fund, Inc. - Class I	8,944,374	132,260	(2,207,181)	6,869,453	$225,043,266	$22,919,929		$—	$34,045,402
Lord Abbett Securities Trust - International Opportunities Fund - Class I	10,543,812	605,175	(830,975)	10,318,012	204,296,633	16,116,098	(a)	2,203,600	(24,962,201)
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I	5,655,547	949,947	(1,159,007)	5,446,487	114,267,292	17,114,390	(b)	—	6,658,014
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I	3,081,414	635,563	(264,344)	3,452,633	116,181,095	21,502,552	(c)	—	(10,793,113)
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I	8,475,488	1,082,038	(630,137)	8,927,389	232,112,119	20,411,494	(d)	196,588	(208,352)
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	10,446,416	730,299	(442,849)	10,733,866	231,529,480	16,047,000	(e)	534,460	(2,763,163)
Total					$1,123,429,885	$114,111,463		$2,934,648	$1,976,587

(a)	Includes $7,570,233 of distributed capital gains.
(b)	Includes $15,275,633 of distributed capital gains.
(c)	Includes $18,582,748 of distributed capital gains.
(d)	Includes $24,168,834 of distributed capital gains.
(e)	Includes $13,022,231 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of July 31, 2018, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc.-Class I	20.03%
Lord Abbett Securities Trust-International Opportunities Fund-Class I	18.19%
Lord Abbett Securities Trust-Micro-Cap Growth Fund-Class I	10.17%
Lord Abbett Securities Trust-Micro-Cap Value Fund-Class I	10.34%
Lord Abbett Research Fund, Inc.-Small-Cap Value Fund-Class I	20.66%
Lord Abbett Securities Trust - Value Opportunities Fund -Class I	20.61%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2018, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Planet Fitness, Inc. Class A	2.25%
World Wrestling Entertainment, Inc. Class A	2.10%
Grand Canyon Education, Inc.	1.89%
Penumbra, Inc.	1.81%
Insulet Corp.	1.80%
Chegg, Inc.	1.69%
Aerovironment, Inc.	1.67%
Roku, Inc.	1.59%
Insperity, Inc.	1.59%
Monolithic Power Systems, Inc.	1.58%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.45%
Energy	1.65%
Financials	9.91%
Health Care	23.23%
Industrials	15.11%
Information Technology	30.51%
Repurchase Agreement	2.14%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett International Opportunities Fund

Ten Largest Holdings	% of Investments
Applus Services SA	1.99%
Entertainment One Ltd.	1.74%
Buzzi Unicem SpA	1.74%
Britvic plc	1.70%
TechnoPro Holdings, Inc.	1.61%
Korian SA	1.57%
UDG Healthcare plc	1.55%
B&M European Value Retail SA	1.55%
Coca-Cola Amatil Ltd.	1.51%
Gerresheimer AG	1.51%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.87%
Consumer Staples	8.16%
Energy	3.09%
Financials	13.10%
Health Care	9.42%
Industrials	19.34%
Information Technology	8.68%
Materials	8.94%
Real Estate	7.06%
Telecommunication Services	0.46%
Utilities	1.68%
Repurchase Agreement	3.20%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
NV5 Global, Inc.	3.50%
Everbridge, Inc.	3.05%
Tactile Systems Technology, Inc.	2.56%
Malibu Boats, Inc. Class A	2.53%
iRhythm Technologies, Inc.	2.52%
Talend SA ADR	2.25%
Trupanion, Inc.	2.24%
Audentes Therapeutics, Inc.	2.11%
Tandem Diabetes Care, Inc.	2.11%
Myovant Sciences Ltd. (United Kingdom)	2.07%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.21%
Consumer Staples	3.65%
Energy	1.76%
Financials	11.44%
Health Care	35.31%
Industrials	10.31%
Information Technology	26.06%
Repurchase Agreement	2.26%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Federal Signal Corp.	4.41%
Cott Corp.	4.33%
National Commerce Corp.	4.21%
Cambrex Corp.	4.13%
Century Casinos, Inc.	3.88%
Plantronics, Inc.	3.54%
Primoris Services Corp.	3.43%
FB Financial Corp.	3.39%
Argo Group International Holdings Ltd.	3.15%
EZCORP, Inc. Class A	3.12%

Holdings by Sector*	% of Invesments
Consumer Discretionary	10.39%
Consumer Staples	4.33%
Energy	1.56%
Financials	26.47%
Health Care	6.14%
Industrials	27.42%
Information Technology	10.33%
Materials	6.46%
Utilities	5.68%
Repurchase Agreement	1.22%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Wolverine World Wide, Inc.	2.56%
Teledyne Technologies, Inc.	2.45%
Conduent, Inc.	2.41%
Cott Corp.	2.36%
Federal Signal Corp.	2.32%
CenterState Bank Corp.	2.27%
Littelfuse, Inc.	2.27%
IDACORP, Inc.	2.18%
First Merchants Corp.	2.17%
First Industrial Realty Trust, Inc.	2.13%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.68%
Consumer Staples	3.60%
Energy	2.08%
Financials	13.90%
Health Care	15.09%
Industrials	18.33%
Information Technology	19.91%
Materials	9.75%
Real Estate	2.99%
Utilities	2.18%
Repurchase Agreement	1.49%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Value Opportunities Fund

Ten Largest Holdings	% of Investments
Conduent, Inc.	2.49%
Cullen/Frost Bankers, Inc.	2.24%
Western Alliance Bancorp	2.15%
Booz Allen Hamilton Holding Corp.	2.04%
FLIR Systems, Inc.	2.03%
Charles River Laboratories International, Inc.	1.87%
Cooper Cos., Inc. (The)	1.72%
Hill-Rom Holdings, Inc.	1.70%
Amdocs Ltd.	1.69%
Fidelity National Information Services, Inc.	1.68%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.12%
Consumer Staples	2.36%
Energy	4.79%
Financials	15.12%
Health Care	15.99%
Industrials	11.32%
Information Technology	18.93%
Materials	10.63%
Real Estate	2.81%
Telecommunication Services	1.33%
Utilities	4.91%
Repurchase Agreement	0.69%
Total	100.00%

*	A sector may comprise several industries.

Item 2:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:		Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 21, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: September 21, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 21, 2018